Putnam VT High Yield Fund
The fund's portfolio
9/30/23 (Unaudited)

CORPORATE BONDS AND NOTES (86.5%)(a)
		Principal amount	Value
Advertising and marketing services (0.3%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		$250,000	$199,603
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		260,000	229,081
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 4.25%, 1/15/29		20,000	15,870

			444,554
Automotive (0.2%)
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	300,000	327,962

			327,962
Broadcasting (2.5%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		$360,000	357,304
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		295,000	189,293
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		710,000	464,650
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		372,569	267,268
iHeartCommunications, Inc. 144A company guaranty sr. notes 5.25%, 8/15/27		75,000	59,439
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		160,000	120,326
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		350,000	265,111
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		380,000	324,356
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		170,000	113,716
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		235,000	221,933
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		400,000	372,531
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		155,000	150,273
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		380,000	347,281
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		275,000	235,813

			3,489,294
Building materials (2.4%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		375,000	332,390
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	245,830
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		100,000	87,088
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		430,000	414,800
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		680,000	600,018
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		250,000	205,000
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		125,000	116,265
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		325,000	264,071
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		170,000	140,462
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	93,101
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$35,000	27,054
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		210,000	194,660
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	27,060
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		395,000	327,139
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		290,000	256,305

			3,331,243
Capital goods (9.1%)
Adient Global Holdings, Ltd. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.50%, 8/15/24	EUR	32,880	34,116
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		$61,000	56,294
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		100,000	94,251
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		225,000	190,516
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		200,000	150,888
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	80,086
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	156,514
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		280,000	233,659
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		540,000	544,050
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		200,000	195,149
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		105,000	99,641
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	193,772
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		335,000	336,836
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		255,000	271,016
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		477,000	473,409
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		215,000	209,894
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	115,000	116,628
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$165,000	160,441
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		405,000	332,262
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		155,000	157,325
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		470,000	453,550
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		250,000	215,228
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		310,000	275,562
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		70,000	61,164
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		770,000	631,552
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		200,000	187,787
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		455,000	385,139
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		60,000	51,778
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		490,000	394,569
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		555,000	456,750
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		420,000	410,550
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		130,000	129,627
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		115,000	114,713
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		265,000	268,644
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		400,000	344,065
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	172,220
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		490,000	456,496
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		345,000	268,828
Spirit AeroSystems, Inc. 144A company guaranty notes 7.50%, 4/15/25		60,000	58,853
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		240,000	197,362
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		335,000	300,001
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		210,000	196,633
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		470,000	412,938
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		245,000	213,976
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		290,000	284,358
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		355,000	350,563
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	310,000	295,989
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$200,000	175,802
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		675,000	678,275

			12,529,719
Chemicals (4.9%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		415,000	407,691
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		650,000	541,185
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		455,000	445,996
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		455,000	368,976
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		435,000	412,128
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		380,000	295,058
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		335,000	275,538
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		355,000	295,147
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	155,000	136,643
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$220,000	219,524
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		520,000	423,912
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		380,000	293,633
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		420,000	334,254
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		465,000	410,180
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		415,000	355,616
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		240,000	219,300
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		310,000	161,725
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		350,000	282,452
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		185,000	169,726
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		355,000	348,788
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		505,000	408,419

			6,805,891
Commercial and consumer services (2.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		305,000	257,881
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	253,466
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	185,000	160,631
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		$580,000	455,626
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		235,000	201,015
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		80,000	78,600
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		65,000	53,163
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		395,000	331,485
GTCR W-2 Merger Sub, LLC 144A sr. notes 7.50%, 1/15/31		365,000	365,511
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		273,000	261,020
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		515,000	466,236
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		165,000	144,556
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		290,000	268,589
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 8.625%, 6/1/27		230,000	194,996
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	447,859

			3,940,634
Communication services (6.1%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	175,046
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		230,000	165,396
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	308,087
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	199,054
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		340,000	266,848
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		675,000	605,616
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,415,000	1,187,824
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		330,000	262,693
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		550,000	440,000
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		105,000	99,881
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 6.50%, 2/1/29		375,000	310,664
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		515,000	419,268
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 4.125%, 12/1/30		200,000	141,543
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		425,000	238,126
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		290,000	256,412
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		355,000	266,250
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		590,000	327,084
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		300,000	230,625
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	140,225
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		530,000	298,788
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		450,000	409,261
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		240,000	227,874
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		145,000	145,955
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		295,000	183,795
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		230,000	186,473
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		340,000	224,400
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		200,000	157,206
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	188,100
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		420,000	384,506

			8,447,000
Construction (0.9%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		90,000	87,220
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		155,000	144,725
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		130,000	111,150
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	127,077
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	262,421
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		400,000	416,500
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		145,000	113,700

			1,262,793
Consumer (0.3%)
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		455,000	412,276
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		70,000	56,792

			469,068
Consumer staples (4.9%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		590,000	490,274
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		445,000	401,100
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		170,000	153,174
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		215,000	203,007
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		365,000	370,053
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		435,000	402,303
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	445,000	466,934
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$330,000	281,388
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		245,000	239,203
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		150,000	127,125
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		215,000	175,247
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		500,000	472,827
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		505,000	395,375
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		325,000	325,085
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		370,000	316,405
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		74,000	68,251
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		145,000	114,422
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		155,000	127,900
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		425,000	381,019
Newell Brands, Inc. sr. unsec. unsub. notes 5.20%, 4/1/26		205,000	193,191
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		520,000	282,100
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		300,000	299,430
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		90,000	89,909
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		215,000	192,160
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		155,000	141,720

			6,709,602
Energy (oil field) (0.8%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		270,000	264,263
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		280,000	270,866
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	225,295
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		375,000	363,545

			1,123,969
Entertainment (1.7%)
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		380,000	342,475
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		330,000	292,928
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		280,000	268,838
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	157,759
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		140,000	132,300
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		215,000	199,413
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		205,000	203,174
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		475,000	501,808
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		210,000	198,219
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		75,000	68,767

			2,365,681
Financials (6.3%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		275,000	256,818
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		465,000	432,455
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		235,000	237,264
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		335,000	296,585
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	137,093
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		130,000	129,169
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	197,787
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		360,000	266,400
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	159,000
Ford Motor Co., LLC sr. unsec. unsub. notes 7.35%, 3/6/30		370,000	374,691
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		270,000	249,367
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		220,000	187,335
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		95,000	96,781
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		75,000	76,219
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		235,000	219,036
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		175,000	153,798
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		100,000	98,490
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		195,000	178,434
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		205,000	204,625
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		335,000	334,264
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		100,000	87,076
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		250,000	232,261
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		165,000	131,944
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		275,000	222,146
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		385,000	336,732
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		328,000	320,005
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		355,000	293,664
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		390,000	344,006
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	156,701
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		320,000	295,254
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	154,938
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		230,000	188,131
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		305,000	289,954
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		520,000	462,800
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		120,000	117,892
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	205,785
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	185,400
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		300,000	297,689

			8,607,989
Forest products and packaging (2.2%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		575,000	501,770
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	215,000	197,438
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$430,000	359,523
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		250,000	206,875
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		320,000	279,692
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	155,139
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$245,000	205,131
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		390,000	340,893
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		350,000	337,658
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	216,841
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		100,000	101,095
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		225,000	195,223

			3,097,278
Gaming and lottery (4.0%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		625,000	531,860
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		520,000	505,992
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		635,000	537,883
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		165,000	164,303
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		635,000	546,535
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		375,000	320,038
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		70,000	69,185
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		540,000	529,200
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		465,000	437,342
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		105,000	98,306
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		295,000	254,438
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		360,000	287,958
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	266,061
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		370,000	344,172
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		290,000	275,138
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		370,000	323,427

			5,491,838
Health care (7.4%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		33,000	32,620
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		435,000	2,175
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		440,000	441,307
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	139,941
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		280,000	159,232
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		165,000	133,091
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		285,000	256,680
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	135,000
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		220,000	189,475
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		105,000	100,072
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		35,000	28,265
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		305,000	261,603
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	127,632
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		200,000	106,204
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		155,000	117,827
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		515,000	500,838
Fortrea Holdings, Inc. 144A company guaranty sr. notes 7.50%, 7/1/30		40,000	38,921
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		320,000	270,728
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		470,000	409,785
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg) (In default)(NON)		426,000	27,690
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	368,063
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		850,000	718,609
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		325,000	280,896
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		105,000	90,694
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		485,000	421,421
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		250,000	221,896
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		175,000	144,022
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		460,000	425,270
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		225,000	181,350
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		175,000	143,672
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		370,000	344,335
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		460,000	440,725
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		230,000	197,972
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		650,000	609,407
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	225,000	202,972
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$935,000	918,167
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		270,000	278,100
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	203,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		580,000	524,320

			10,194,477
Homebuilding (0.9%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		208,800	188,442
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		315,000	268,090
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		390,000	431,103
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		14,000	10,121
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		250,000	218,438
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	144,383

			1,260,577
Lodging/Tourism (1.5%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		105,000	103,533
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		200,000	205,974
Carnival Corp. 144A notes 9.875%, 8/1/27		235,000	245,322
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		395,000	357,564
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		60,000	64,336
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		515,000	450,625
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 3.625%, 2/15/32		160,000	128,991
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		450,000	434,250

			1,990,595
Media (0.2%)
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		315,000	267,378

			267,378
Metals (3.2%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	525,165
Arsenal AIC Parent, LLC 144A sr. notes 8.00%, 10/1/30		80,000	79,602
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		335,000	332,488
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		90,000	79,176
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		435,000	412,163
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	252,938
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	138,393
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	244,165
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	134,094
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		$545,000	542,275
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	194,137
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		325,000	277,093
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		305,000	282,202
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		320,000	255,547
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		215,000	186,072
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	100,000	91,028
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		$515,000	425,907

			4,452,445
Oil and gas (11.5%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		190,000	191,353
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		96,000	97,292
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		165,000	131,073
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		535,000	483,849
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		255,000	255,364
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		630,000	610,833
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		585,000	576,648
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		35,000	27,818
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		175,000	171,591
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		200,000	203,500
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		530,000	541,379
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		355,000	307,299
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		300,000	275,968
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		485,000	455,636
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		415,000	421,599
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		525,000	504,089
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		940,000	907,066
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		595,000	562,564
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		185,000	190,317
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		15,000	14,100
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		155,000	140,856
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	317,336
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		135,000	113,837
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		370,000	346,875
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	848,352
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		155,000	149,872
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		260,000	272,432
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	67,154
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		595,000	542,389
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		415,000	397,317
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		555,000	549,571
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		75,000	71,040
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		675,000	607,477
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		555,000	565,057
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	142,100
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	132,519
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		355,000	340,800
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		85,000	72,955
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		145,000	132,103
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		740,000	681,531
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		240,000	211,800
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		260,000	236,925
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		95,000	95,000
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		176,250	173,529
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		350,000	356,125
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		118,750	121,422
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		300,000	314,625
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		90,000	69,878
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		65,000	62,002
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		130,000	109,392
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		435,000	427,632
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		170,000	168,324
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		50,000	47,362

			15,814,927
Publishing (0.9%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		455,000	392,551
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		445,000	386,038
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		40,000	34,950
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		460,000	395,600

			1,209,139
Retail (1.2%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		35,000	28,999
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	55,827
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		210,000	183,991
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		275,000	271,651
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		275,000	257,815
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		75,000	61,897
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		155,000	131,400
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		150,000	97,927
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		265,000	246,950
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		425,000	308,125

			1,644,582
Technology (5.8%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		220,000	185,829
Alteryx, Inc. 144A sr. unsec. unsub. notes 8.75%, 3/15/28		145,000	144,353
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		720,000	613,867
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		165,000	133,980
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		185,000	184,075
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		200,000	193,902
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		460,000	392,080
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		495,000	430,650
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		820,000	725,151
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		140,000	130,652
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		266,000	253,220
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		365,000	238,537
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		505,000	425,350
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		190,000	187,174
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		150,000	146,625
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		810,000	709,885
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		465,000	409,692
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		380,000	367,175
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		635,000	523,875
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		375,000	314,531
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		390,000	317,102
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		335,000	280,443
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		770,000	641,753

			7,949,901
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		150,000	142,313
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		485,000	402,550
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		645,000	510,075

			1,054,938
Toys (0.2%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		245,000	213,256
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		65,000	60,105

			273,361
Transportation (1.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		325,000	302,266
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		297,917	290,964
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		130,000	111,739
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		130,000	120,223
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		720,000	683,784

			1,508,976
Utilities and power (2.3%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		195,000	142,349
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		155,000	139,188
Calpine Corp. 144A sr. notes 3.75%, 3/1/31		170,000	136,956
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		450,000	363,865
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		260,000	217,713
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	207,250
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		760,000	605,693
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		265,000	198,933
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		115,000	112,631
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		160,000	147,366
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	82,561
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		150,000	142,823
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		140,000	127,750
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	118,035
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		205,000	201,071
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		175,000	172,383

			3,116,567

Total corporate bonds and notes (cost $131,194,832)			$119,182,378

SENIOR LOANS (7.1%)(a)(c)
	Principal amount	Value
Basic materials (0.7%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	$332,407	$312,808
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	220,027	211,226
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.666%, 10/15/28	64,838	63,865
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.427%, 4/3/28	287,370	283,298
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 4/3/28	134,663	132,867

		1,004,064
Capital goods (0.8%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.402%, 10/4/28	374,051	364,105
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.681%, 10/19/28	64,675	64,702
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.931%, 10/19/28	53,900	53,642
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	213,906	210,109
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/1/28	405,246	400,942

		1,093,500
Communication services (0.2%)
Asurion, LLC bank term loan FRN Ser. B9, (CME Term SOFR 1 Month + 3.25%), 8.579%, 7/31/27	141,729	136,769
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.431%, 7/22/27	191,636	187,058

		323,827
Consumer cyclicals (2.2%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.23%, 4/22/26	271,405	218,204
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.066%, 10/19/27	326,033	325,143
Audacy Capital Corp. bank term loan FRN Ser. B1, (CME Term SOFR 3 Month + 2.50%), 7.81%, 11/17/24	185,000	78,481
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	305,095	295,814
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.99%, 12/17/26	215,407	196,559
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.53%, 2/19/29	167,393	167,659
Garda World Security Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.746%, 10/30/26	292,003	291,378
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.681%, 5/1/26	205,068	183,228
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 10.146%, 9/21/28	238,109	235,897
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.902%, 4/15/28	233,641	212,718
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.399%, 4/11/29	184,538	165,700
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.166%, 1/29/28	486,121	484,123
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.49%, 2/28/27	200,000	44,000
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.416%, 6/30/28	82,898	72,846

		2,971,750
Consumer staples (0.7%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	230,000	195,403
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.416%, 12/15/27	204,242	203,299
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	317,091	253,248
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.681%, 3/19/28	276,925	276,786

		928,736
Energy (0.3%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.048%, 5/27/28	405,663	405,569

		405,569
Financials (0.2%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.584%, 6/8/30	201,289	201,625

		201,625
Health care (0.1%)
One Call Corp. bank term loan FRN (CME Term SOFR 3 Month + 5.50%), 10.81%, 4/22/27	194,060	155,572

		155,572
Technology (1.6%)
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29	373,125	358,278
Epicor Software Corp. bank term loan FRN (CME Term SOFR 1 Month + 7.75%), 12.952%, 7/31/28	170,000	170,185
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.431%, 12/1/27	346,125	346,125
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28	223,819	213,986
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	610,000	610,573
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	215,000	214,463
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.618%, 5/3/26	340,443	339,203

		2,252,813
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.338%, 4/20/28	142,500	146,633
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.182%, 4/21/28	259,967	260,027

		406,660

Total senior loans (cost $10,136,775)		$9,744,116

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	$225,000	$195,053
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	210,000	170,835
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	139,938
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	136,323
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	101,000	181,800
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	274,000	208,240
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	207,550
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	301,000	283,994
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	270,000	229,635
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	270,000	215,163
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	280,000	221,620
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	280,000	229,746
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28,(R)	204,000	208,189

Total convertible bonds and notes (cost $2,842,333)		$2,628,086

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.(NON)	5,667	$312,252
Chart Industries, Inc. $3.375 cv. pfd.	5,389	364,081

Total convertible preferred stocks (cost $552,800)		$676,333

COMMON STOCKS (0.4%)(a)
	Shares	Value
EQT Corp.	6,835	$277,364
GFL Environmental, Inc. (Canada)	4,430	140,697
OneMain Holdings, Inc.	3,625	145,326
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	36,615	42,107

Total common stocks (cost $570,988)		$605,494

SHORT-TERM INVESTMENTS (2.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	3,809,806	$3,809,806

Total short-term investments (cost $3,809,806)		$3,809,806
TOTAL INVESTMENTS

Total investments (cost $149,107,534)		$136,646,213

	FORWARD CURRENCY CONTRACTS at 9/30/23 (aggregate face value $2,365,188) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	12/20/23	$103,248	$105,013	$1,765
	Goldman Sachs International
		Euro	Sell	12/20/23	92,955	94,549	1,594
	JPMorgan Chase Bank N.A.
		Euro	Sell	12/20/23	137,310	139,663	2,353
	Morgan Stanley & Co. International PLC
		Euro	Sell	12/20/23	502,019	510,631	8,612
	State Street Bank and Trust Co.
		Euro	Sell	12/20/23	1,440,585	1,465,152	24,567
	UBS AG
		Euro	Sell	12/20/23	49,448	50,180	732

	Unrealized appreciation						39,623

	Unrealized (depreciation)						—

	Total						$39,623
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$(49,985)	$2,095,000	$31,886	6/20/28	500 bp — Quarterly	$(14,898)

	Total		$(49,985)					$(14,898)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $137,791,218.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
Short-term investments
	Putnam Short Term Investment Fund*	$6,780,708	$41,362,460	$44,333,362	$295,548	$3,809,806

	Total Short-term investments	$6,780,708	$41,362,460	$44,333,362	$295,548	$3,809,806
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $180,036 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$140,697	$—	$—
Energy	277,364	—	—
Financials	145,326	—	—
Utilities and power	—	42,107	—

Total common stocks	563,387	42,107	—
Convertible bonds and notes	—	2,628,086	—
Convertible preferred stocks	312,252	364,081	—
Corporate bonds and notes	—	119,182,378	—
Senior loans	—	9,744,116	—
Short-term investments	—	3,809,806	—

Totals by level	$875,639	$135,770,574	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$39,623	$—
Credit default contracts	—	35,087	—

Totals by level	$—	$74,710	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$1,600,000
Centrally cleared credit default contracts (notional)	$1,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com